DEPOSITS (Schedule of Retail Deposit Accounts) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Amount
Non-interest-earning checking	$ 25,452	$ 22,657
Interest-earning checking	26,881	25,075
Savings accounts	50,058	44,541
Money market accounts	22,995	21,743
Savings certificates	29,731	35,063
Advance payments by borrowers for taxes and insurance	2,050	2,256
Total	$ 157,167	$ 151,335
Percent of Portfolio
Non-interest-earning checking	16.20%	15.00%
Interest-earning checking	17.10%	16.60%
Savings accounts	31.90%	29.30%
Money market accounts	14.60%	14.40%
Savings certificates	18.90%	23.20%
Advance payments by borrowers for taxes and insurance	1.30%	1.50%
Total	100.00%	100.00%